Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Line Items]
Summary of Lease Amounts Recognized in Consolidated Statements of Financial Position	Amounts recognized in the Consolidated Statements of Financial Position

	2021	2020
Right-of-use assets
Offices	3,915	188
	3,915	188

	2021	2020
Lease liabilities
Current	502	201
Non-current	3,426	17
	3,928	218

Summary of Lease Amounts Recognized in Consolidated Statements of Comprehensive Income

The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2021	2020
Amortization of right-of-use assets
Offices	453	181
	453	181
Interest charges for lease liabilities (included within Finance Cost line item)	142	20
Leases expense for short-term leases (included within General and administrative expense line item)	173	174